Average Annual Total Returns - VictoryShares US 500 Volatility Wtd ETF	VictoryShares US 500 Volatility Wtd ETF 1 Year	VictoryShares US 500 Volatility Wtd ETF 5 Years	VictoryShares US 500 Volatility Wtd ETF Life of Fund		VictoryShares US 500 Volatility Wtd ETF After Taxes on Distributions 1 Year	VictoryShares US 500 Volatility Wtd ETF After Taxes on Distributions 5 Years	VictoryShares US 500 Volatility Wtd ETF After Taxes on Distributions Life of Fund		VictoryShares US 500 Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	VictoryShares US 500 Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares 5 Years	VictoryShares US 500 Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares Life of Fund		S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) Life of Fund		Nasdaq Victory US Large Cap 500 Volatility Weighted Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Nasdaq Victory US Large Cap 500 Volatility Weighted Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Nasdaq Victory US Large Cap 500 Volatility Weighted Index (reflects no deduction for fees, expenses or taxes.) Life of Fund
Total	30.32%	10.66%	10.57%	[1]	29.87%	10.30%	10.22%	[1]	18.22%	8.40%	8.37%	[1]	31.49%	11.70%	11.63%	[1]	30.82%	11.08%	10.98%	[1]

[1]	Inception date is July 2, 2014.